Note 15 - Stock-based Compensation - Stock Options Outstanding, Vested and Exercisable (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Exercise Price Range, Upper Range Limit (in dollars per share)
Number of Stock Options Outstanding (in shares)	725,623	714,085
Weighted-average Remaining Contractual LIfe (Year)	5 years 3 months 18 days
Options Outstanding, Weighted-average Exercise Price Per Share (in dollars per share)	$ 52.98	$ 59.79
Shares Subject to Stock Options (in shares)	515,933
Options Vested and Exercisable, Weighted-average Exercise Price Per Share (in dollars per share)	$ 65.76
Exercise Price Range 1 [Member]
Exercise Price Range, Lower Range Limit (in dollars per share)	4.62
Exercise Price Range, Upper Range Limit (in dollars per share)	$ 8.03
Number of Stock Options Outstanding (in shares)	88,096
Weighted-average Remaining Contractual LIfe (Year)	9 years 2 months 12 days
Options Outstanding, Weighted-average Exercise Price Per Share (in dollars per share)	$ 7.54
Shares Subject to Stock Options (in shares)	0
Options Vested and Exercisable, Weighted-average Exercise Price Per Share (in dollars per share)	$ 0
Exercise Price Range 2 [Member]
Exercise Price Range, Lower Range Limit (in dollars per share)	8.36
Exercise Price Range, Upper Range Limit (in dollars per share)	$ 12.54
Number of Stock Options Outstanding (in shares)	19,046
Weighted-average Remaining Contractual LIfe (Year)	9 years 1 month 6 days
Options Outstanding, Weighted-average Exercise Price Per Share (in dollars per share)	$ 8.43
Shares Subject to Stock Options (in shares)	0
Options Vested and Exercisable, Weighted-average Exercise Price Per Share (in dollars per share)	$ 0
Exercise Price Range 3 [Member]
Exercise Price Range, Lower Range Limit (in dollars per share)	14.40
Exercise Price Range, Upper Range Limit (in dollars per share)	$ 21.60
Number of Stock Options Outstanding (in shares)	20,941
Weighted-average Remaining Contractual LIfe (Year)	6 years 10 months 24 days
Options Outstanding, Weighted-average Exercise Price Per Share (in dollars per share)	$ 16.93
Shares Subject to Stock Options (in shares)	13,643
Options Vested and Exercisable, Weighted-average Exercise Price Per Share (in dollars per share)	$ 16.84
Exercise Price Range 4 [Member]
Exercise Price Range, Lower Range Limit (in dollars per share)	22.40
Exercise Price Range, Upper Range Limit (in dollars per share)	$ 33.60
Number of Stock Options Outstanding (in shares)	11,700
Weighted-average Remaining Contractual LIfe (Year)	8 years 1 month 6 days
Options Outstanding, Weighted-average Exercise Price Per Share (in dollars per share)	$ 28.62
Shares Subject to Stock Options (in shares)	10,774
Options Vested and Exercisable, Weighted-average Exercise Price Per Share (in dollars per share)	$ 28.58
Exercise Price Range 5 [Member]
Exercise Price Range, Lower Range Limit (in dollars per share)	34.40
Exercise Price Range, Upper Range Limit (in dollars per share)	$ 51.60
Number of Stock Options Outstanding (in shares)	311,695
Weighted-average Remaining Contractual LIfe (Year)	6 years
Options Outstanding, Weighted-average Exercise Price Per Share (in dollars per share)	$ 41.16
Shares Subject to Stock Options (in shares)	217,425
Options Vested and Exercisable, Weighted-average Exercise Price Per Share (in dollars per share)	$ 42.75
Exercise Price Range 6 [Member]
Exercise Price Range, Lower Range Limit (in dollars per share)	52.00
Exercise Price Range, Upper Range Limit (in dollars per share)	$ 78.00
Number of Stock Options Outstanding (in shares)	168,275
Weighted-average Remaining Contractual LIfe (Year)	3 years 6 months
Options Outstanding, Weighted-average Exercise Price Per Share (in dollars per share)	$ 62.66
Shares Subject to Stock Options (in shares)	168,221
Options Vested and Exercisable, Weighted-average Exercise Price Per Share (in dollars per share)	$ 62.66
Exercise Price Range 7 [Member]
Exercise Price Range, Lower Range Limit (in dollars per share)	78.40
Exercise Price Range, Upper Range Limit (in dollars per share)	$ 117.60
Number of Stock Options Outstanding (in shares)	62,756
Weighted-average Remaining Contractual LIfe (Year)	1 year
Options Outstanding, Weighted-average Exercise Price Per Share (in dollars per share)	$ 97.95
Shares Subject to Stock Options (in shares)	62,756
Options Vested and Exercisable, Weighted-average Exercise Price Per Share (in dollars per share)	$ 97.95
Exercise Price Range 8 [Member]
Exercise Price Range, Lower Range Limit (in dollars per share)	132.00
Exercise Price Range, Upper Range Limit (in dollars per share)	$ 198.00
Number of Stock Options Outstanding (in shares)	20,520
Weighted-average Remaining Contractual LIfe (Year)	1 year 7 months 6 days
Options Outstanding, Weighted-average Exercise Price Per Share (in dollars per share)	$ 133.16
Shares Subject to Stock Options (in shares)	20,520
Options Vested and Exercisable, Weighted-average Exercise Price Per Share (in dollars per share)	$ 133.16
Exercise Price Range 9 [Member]
Exercise Price Range, Lower Range Limit (in dollars per share)	204.40
Exercise Price Range, Upper Range Limit (in dollars per share)	$ 306.60
Number of Stock Options Outstanding (in shares)	22,594
Weighted-average Remaining Contractual LIfe (Year)	1 year
Options Outstanding, Weighted-average Exercise Price Per Share (in dollars per share)	$ 206.96
Shares Subject to Stock Options (in shares)	22,594
Options Vested and Exercisable, Weighted-average Exercise Price Per Share (in dollars per share)	$ 206.96